Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES INC.
Prospectus Date	rr_ProspectusDate	May 30, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2017